Convertible Notes Receivable	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Convertible Note Receivable
15.	Convertible Notes Receivable
Kutcho Copper Corp.
Effective December 14, 2017, in connection with the Kutcho Early Deposit Agreement, the Company advanced to Kutcho $16 million (Cdn$20 million) and received the Kutcho Convertible Note. The Kutcho Convertible Note, which has a seven year term to maturity, carries interest at 10% per annum, compounded and payable semi-annually. Kutcho elected to defer the first five interest payments, with all deferred payments being due no later that December 31, 2023. The deferred interest carries interest at 15% per annum, compounded semi-annually.
At any time prior to the maturity date, the Company has the right to convert all or any part of the outstanding amount of the Kutcho Convertible Note, excluding outstanding deferred interest, into common shares of Kutcho at Cdn$0.8125 per share. Kutcho has the right to repay the Kutcho Convertible Note early, subject to the applicable pre-payment
cash penalties as follows:

●	25% of the outstanding amount if pre-paid on or after 24 months until 36 months;
●	20% of the outstanding amount if pre-paid on or after 36 months until 60 months; and
●	15% of the outstanding amount if pre-paid on or after 60 months until maturity.
Gold X Mining Corp.
Effective December 24, 2019, in connection with the Toroparu Early Deposit Agreement (Note 1
2
), the Company advanced $10 million to Gold X as part of a $20 million 10% secured convertible debenture private placement offering completed by Gold X (the “Gold X Convertible Note”). The Gold X Convertible Note carries interest at 10% per annum, compounded semi-annually and payable annually.
Effective July
14, 2020
, the Company elected to convert the outstanding principal relative to the Gold X Convertible Note into common shares of Gold X at Cdn$3.20 per share, with the outstanding amounts being converted into Canadian dollars using the exchange rate published by the Bank of Canada on July
 13, 2020
.

In addition, the accrued interest relative to the Gold X Convertible Note was converted to common shares of Gold X at Cdn$
3.57 per share. As a result, subsequent to June 30, 2020, the Company received 4,467,317 common shares of Gold X (representing 9.49% of outstanding Gold X common shares) and the Gold X Convertible Note was retired.
Convertible Notes Receivable Valuation Summary
The Kutcho Convertible Note is revalued quarterly by discounting the stream of future interest and principal payments at the rate of interest prevailing at the balance sheet date for instruments of similar term and risk, and adding this value to the value of the convertibility feature which is estimated using a Black-Scholes model based on assumptions including risk free interest rate, expected dividend yield, expected volatility and expected remaining life of the Kutcho Convertible Note.
The value of the Gold X Convertible Note
,
which was converted into common shares of Gold X on July 14, 2020, is determined by discounting the stream of future interest and principal payments at the stated rate of interest, and adding this value to the intrinsic value of the convertibility feature which is calculated using quoted market prices in active markets. Prior to electing to convert this convertible note receivable into common shares of Gold X, the Gold X Convertible Note was revalued quarterly using the same process as the Kutcho Convertible Note, as described above.

A continuity schedule of these convertible notes from January 1, 2019 to June 30, 2020 is presented below:

(in thousands)	Kutcho Convertible Note	Gold X Convertible Note	Total

At January 1, 2019	$12,899	$-	$12,899
Fair value gain (loss) reflected in net earnings	871	-	871

At March 31, 2019	$13,770	$-	$13,770
Fair value gain (loss) reflected in net earnings	(1,934)	-	(1,934)
At June 30, 2019	$11,836	$-	$11,836
Fair value gain (loss) reflected in net earnings	1	19	20
Amount advanced	-	10,000	10,000

At December 31, 2019	$11,837	$10,019	$21,856
Fair value gain (loss) reflected in net earnings	(1,000)	210	(790)

At March 31, 2020	$10,837	$10,229	$21,066
Fair value gain (loss) reflected in net earnings	-	3,267	3,267

At June 30, 2020	$10,837	$13,496	$24,333